Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2023
Compensation And Retirement Disclosure [Abstract]
Net Periodic Benefit Cost (Credit)

Net Periodic Benefit (Credit) Cost

The service cost component of net periodic benefit (credit) cost is reflected in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income, except for $4 million and $6 million for the three months ended March 31, 2023 and 2022, respectively, presented in discontinued operations. The non-service cost components of net periodic benefit (credit) cost are reflected in other income (expense) in Dominion Energy’s Consolidated Statements of Income, except for $(11) million and $(11) million for the three months ended March 31, 2023 and 2022, respectively, presented in discontinued operations. The components of Dominion Energy’s provision for net periodic benefit cost (credit) are as follows:

	Pension Benefits		Other Postretirement Benefits
Three Months Ended March 31,	2023	2022	2023	2022
(millions)
Service cost	$24	$36	$3	$6
Interest cost	111	83	15	11
Expected return on plan assets	(216)	(223)	(38)	(48)
Amortization of prior service cost (credit)	—	—	(9)	(10)
Amortization of net actuarial (gain) loss	—	40	(1)	—
Net periodic benefit (credit) cost	$(81)	$(64)	$(30)	$(41)